LEASING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASING
Total outflow for leases	$ 2.8	$ 2.3	$ 2.9